Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Period-end RMB [Member]
Foreign Currency Exchange Rate, Translation	6.8787	6.5084
Average Yearly RMB [Member]
Foreign Currency Exchange Rate, Translation	6.6079	6.7561	6.6403